Equity (Details) - USD ($)																																																				1 Months Ended		7 Months Ended	12 Months Ended
		Mar. 25, 2025	Feb. 10, 2025	Nov. 22, 2024	Nov. 04, 2024	Jul. 05, 2024	Mar. 05, 2024	Dec. 08, 2023	Dec. 01, 2023	Nov. 29, 2023	Nov. 24, 2023	Nov. 23, 2023	Nov. 22, 2023	Oct. 02, 2023	Sep. 05, 2023	May 30, 2023	May 18, 2023	May 17, 2023	Mar. 28, 2023	Mar. 24, 2023	Feb. 03, 2023	Jan. 28, 2023	Jan. 20, 2023	Jan. 05, 2023	Dec. 29, 2022	Dec. 28, 2022	Dec. 20, 2022	Dec. 12, 2022	Dec. 12, 2022	Dec. 05, 2022	Nov. 01, 2022	Sep. 09, 2022	Sep. 01, 2022	Aug. 24, 2022	Jul. 22, 2022	Jul. 15, 2022	Jun. 28, 2022	May 25, 2022	May 18, 2022	May 16, 2022	Mar. 01, 2022	Jan. 26, 2022	Jan. 20, 2022	Jan. 01, 2022	May 26, 2021	Feb. 18, 2021	Feb. 06, 2021	Aug. 17, 2020	Jul. 02, 2020	Apr. 04, 2019	Apr. 04, 2019	Mar. 31, 2025	Feb. 23, 2021	Aug. 04, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2025	Mar. 22, 2024
Equity [Line Items]
Gross amount (in Dollars)																																																							$ 601,639	$ 8,537,719	$ 7,027,254
Offering amount (in Dollars)						$ 0																																						$ 0
Appraisal percentage																								90.00%
Subscription receivables (in Dollars)																																																							55,906,186	40,500,000
Warrants [Member]
Equity [Line Items]
Reverse stock split price (in Dollars per share)																																																		$ 158,400	$ 158,400							$ 105,120
Warrant term																																																										5 years
Warrant exercisable value (in Dollars)																																																		$ 26,400	$ 26,400							$ 17,520
Convertible note (in Dollars)																																																										$ 6,000,000
Long-Term Investment [Member]
Equity [Line Items]
Split adjusted																			9,598	5,818				3,989		1,920											692						595
Ordinary shares, shares issued																										11,521											4,155						3,571
Consideration of equity interest percentage																			65.00%							20.00%					19.00%			5.00%			15.00%						19.99%
Fair value of shares issued (in Dollars)																			$ 24,078,675							$ 4,446,163					$ 9,058,701			$ 1,844,377			$ 6,674,772						$ 8,305,222
Equity purchase percentage																								31.00%
Appraisal percentage																								90.00%
Issuance shares as prepayment for potential acquisition																			57,593					23,937
Fair value of shares (in Dollars)																								$ 12,640,062
Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Dollars)					$ 2,000,000,000																									$ 16,666,700
Divided shares					5,000,000,000																									10,000,000,000
Ordinary shares, par value (in Dollars per share)					$ 8										$ 0.05	$ 0.00166667														$ 0.00166667
Additional shares									4,500,000,000																					9,700,000,000
Additional par value (in Dollars per share)									$ 0.4																					$ 0.00166667
Re-designation shares															243,903
Cancellation of shares				1,761										32
Split adjusted				293										5
Shares issued					8
DTI Group Limited [Member]
Equity [Line Items]
Equity percentage																															19.00%
DTI Group Limited [Member] | Long-Term Investment [Member]
Equity [Line Items]
Split adjusted																				5,818
Issuance shares as prepayment for potential acquisition																				34,911
Equity percentage																				32.00%
Subscription receivables (in Dollars)																																																							15,906,186
Subsequent Event [Member]
Equity [Line Items]
Aggregate offering price (in Dollars)																																																				$ 0.609
Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Dollars)			$ 240,000,000,000
Divided shares			4,980,000,000
Ordinary shares, par value (in Dollars per share)			$ 47.99997
Common stock share authorized			4,166,666,667
Ordinary shares, shares issued			20,000,000
Authorized share capital (in Dollars)			$ 150,000
Shares Issued for Consulting Services [Member]
Equity [Line Items]
Restricted shares, stock price (in Dollars)								$ 1,500,000		$ 1,000,000																																													27,900
Stock price (in Dollars)																																							$ 11,564																1,520,867
Consulting fee expense (in Dollars)																																																							1,474,999	1,698,117	649,122
Share-based compensation expenses (in Dollars)																																																								1,474,999
Shares Issued for Consulting Services [Member] | RSUs [Member]
Equity [Line Items]
Split adjusted																																				416
Restricted share																																				2,500
Restricted Share Units (“RSUs”) Issued for Consulting Services [Member]
Equity [Line Items]
Stock price (in Dollars)																																				$ 13,080,000
Share-based compensation expenses (in Dollars)																																																							4,360,000	4,360,000	1,998,333
Restricted Share Units (“RSUs”) Issued for Consulting Services [Member] | RSUs [Member]
Equity [Line Items]
Split adjusted																																			416
Ordinary share issued																																			2,500
Unrecognized share based compensation (in Dollars)																																																							$ 2,361,667	6,721,667
Private Placement [Member]
Equity [Line Items]
Split adjusted											1,087,192
Reverse stock split price (in Dollars per share)											$ 36
Aggregate purchase amount (in Dollars)											$ 40,000,000
Private Placement [Member] | Subsequent Event [Member]
Equity [Line Items]
Reverse stock split price (in Dollars per share)																																																											$ 3.65
Aggregate purchase amount (in Dollars)																																																											$ 3,972,600
Price per share (in Dollars per share)																																																											$ 0.609
Gross amount (in Dollars)		$ 3,200,000
Conversion of Convertible Notes [Member]
Equity [Line Items]
Split adjusted																					932							485										205
Conversion of convertible notes																					5,594							2,913										1,235
Conversion of Convertible Notes [Member] | Conversion Convertible Loan [Member]
Equity [Line Items]
Conversion note amount (in Dollars)																					$ 3,128,453								$ 1,534,654									$ 2,261,270
Shares Issued for Reserve [Member]
Equity [Line Items]
Stock reserved for issuance																																																							1,339
Split adjusted																																																							223
ATM Offering [Member]
Equity [Line Items]
Split adjusted																						58
Aggregate offering price (in Dollars)																																																					$ 200,000,000
Net proceeds amount (in Dollars)																						$ 5,184,926
IPO [Member] | Warrants [Member]
Equity [Line Items]
Warrant issued																																																		26	26
Public Offering Warrants [Member] | Warrants [Member]
Equity [Line Items]
Warrant term																																																		5 years	5 years
Statutory Reserve [Member]
Equity [Line Items]
Allocation of statutory reserve percentage																																																							10.00%
Registered capital percentage																																																							50.00%
Statutory reserve balances (in Dollars)
Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Dollars)					$ 40,000,000,000				$ 200,000,000						$ 50,000,000	$ 16,666,700
Divided shares					250,000,000				500,000,000						125,000,000	333,333,333
Ordinary shares, par value (in Dollars per share)									$ 0.4						$ 0.4
Minimum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Divided shares			833,333,333
Ordinary shares, par value (in Dollars per share)			$ 0.00003
Maximum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Dollars)									$ 2,000,000,000						$ 200,000,000	$ 50,000,000
Divided shares									5,000,000,000						500,000,000	1,000,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.4						$ 0.4
Maximum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Dollars)			$ 40,000,000,000
Ordinary shares, par value (in Dollars per share)			$ 48
2018 Stock Option Plan [Member]
Equity [Line Items]
Split adjusted																							2,855																			202			264	2	1
Share-based compensation expenses (in Dollars)																																																									$ 333,645
Ordinary share issued																							17,134
Board authorized, description																																																							The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 216 (post-reverse stock split adjusted to 36) shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee.
Number of outstanding percentage																																																	20.00%
Stock option issued																																													1,584
Exercise price (in Dollars per share)																																													$ 5,856					$ 18,000
Vested adjusted split shares																																										62			140
Stock options were fully vested																																										374
Modification expense (in Dollars)																											$ 206,461													$ 137,641		$ 2,139,555
2018 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Equity [Line Items]
Shares issued																																										1,210
Exercise price (in Dollars per share)																																																		24,000
Reverse stock split price (in Dollars per share)																																													$ 35,136					144,000	$ 144,000
2018 Stock Option Plan [Member] | Consultant [Member]
Equity [Line Items]
Reverse stock split price (in Dollars per share)																																																		$ 108,000	$ 108,000
2018 Stock Option Plan [Member] | Stock Options [Member]
Equity [Line Items]
Split adjusted																																													124
Vesting shares																																													836
Stock options were fully vested																																													748
2018 Stock Option Plan [Member] | Employee [Member]
Equity [Line Items]
Stock option issued																																																		219	219
Exercise price (in Dollars per share)																																																		$ 36
2018 Stock Option Plan [Member] | External Consultant [Member]
Equity [Line Items]
Stock option issued																																																		62	62
Exercise price (in Dollars per share)																																																		$ 10
2018 Stock Option Plan [Member] | Minimum [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																											$ 1,272
Exercise price (in Dollars per share)																											403.2													$ 1,272		$ 1,632
Reverse stock split price (in Dollars per share)																											2,419.2													7,632		9,792
Vesting period																																													1 year
2018 Stock Option Plan [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Equity [Line Items]
Vesting period																																																			1 year
2018 Stock Option Plan [Member] | Maximum [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																																								1,632
Exercise price (in Dollars per share)																																										5,856
Reverse stock split price (in Dollars per share)																											$ 7,632													$ 9,792		$ 35,136
Vesting period																																													3 years
2018 Stock Option Plan [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Equity [Line Items]
Vesting period																																																			3 years
White Lion Capital LLC [Member] | Private Placement [Member]
Equity [Line Items]
Split adjusted																																																								1,280
Shares issued																																																								7,683
Purchase of ordinary shares (in Dollars)																																	$ 15,000,000
Market price percentage																																	97.00%
Net proceeds (in Dollars)																																																							$ 4,115,706
Shareholders of Smartconn [Member] | Long-Term Investment [Member]
Equity [Line Items]
Split adjusted													444,905
Ordinary shares, shares issued													2,669,435
Fair value of shares (in Dollars)												$ 30,938,757
Shareholders of Boxinrui [Member] | Long-Term Investment [Member]
Equity [Line Items]
Split adjusted													576,178
Ordinary shares, shares issued												3,457,063
Fair value of shares (in Dollars)												$ 40,067,357
YA II PN, LTD. [Member] | Warrants [Member]
Equity [Line Items]
Split adjusted																																																										22
Warrant issued																																																										136
YA II PN, LTD. [Member] | Private Placement [Member]
Equity [Line Items]
Split adjusted																																7																							970	12,871
Shares issued																																																								77,231
Ordinary share issued																																																							5,825
Purchase of ordinary shares (in Dollars)																																$ 30,000,000
Market price percentage																																96.00%
Net proceeds (in Dollars)																																																								$ 10,375,969
Share issued for commitment fees																																47
TBS Capital LP [Member] | Private Placement [Member]
Equity [Line Items]
Split adjusted																									7																															418
Ordinary shares, shares issued																																																								476,563				500,000
Ordinary share issued																																																								2,513
Purchase of ordinary shares (in Dollars)																									$ 15,000,000
Market price percentage																									96.00%
Share issued for commitment fees																									47
Spring Field Fund SPC [Member] | Private Placement [Member]
Equity [Line Items]
Reverse stock split price (in Dollars per share)																		$ 1,610.4
Purchase of ordinary shares (in Dollars)																		$ 600,000
Ordinary share higher price percentage																		268.40%
Net proceeds (in Dollars)																	$ 600,000
A.G.P./Alliance Global [Member] | ATM Offering [Member]
Equity [Line Items]
Sale of ordinary shares																						351
Share Consolidation [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)															$ 0.4	$ 0.05
Class B Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Dollars)					$ 40,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]																																																						$ 0.00003	$ 0.00003
Common stock share authorized	[1]																																																						20,000,000	20,000,000
Ordinary shares, shares issued	[1]																																																						2,032	2,032
Ordinary shares, shares outstanding	[1]																																																						2,032	2,032
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Divided shares					20,000,000				20,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.4
Re-designation shares									18,000,000						2,000,000
Common stock share authorized									4,500,000,000						500,000,000
Split adjusted																																																							2,032	2,032
Shares issued																																																							12,195	12,195
Ordinary shares, shares issued																																																								2,032
Ordinary shares, shares outstanding																																																							2,032
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Dollars)			$ 240,000,000,000
Divided shares			3,333,333
Ordinary shares, par value (in Dollars per share)			$ 48
Ordinary shares, shares issued			20,000,000
Class B Ordinary Shares [Member] | Annual General Meeting [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 8
Shares issued					1,000,000
Class B Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.00003
Class B Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Divided shares			5,000,000,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Divided shares					4,980,000,000
Ordinary shares, par value (in Dollars per share)	[1]																																																						$ 0.00003	$ 0.00003
Common stock share authorized	[1]																																																						4,980,000,000	4,980,000,000
Shares issued					19,000,000
Additional shares					4,750,000,000
Ordinary shares, shares issued	[1]																																																						2,292,652	2,162,186
Ordinary shares, shares outstanding	[1]																																																						2,292,652	2,162,186
Class A Ordinary Shares [Member] | Long-Term Investment [Member]
Equity [Line Items]
Split adjusted																															1,927			199
Shares issued																															11,564			1,199
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Dollars)									$ 2,000,000,000
Divided shares					4,999,000,000				4,980,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.4
Re-designation shares									4,482,000,000						498,000,000
Common stock share authorized									4,500,000,000						500,000,000
Split adjusted	[2]																																																						293	7
Shares issued	[2]																																																								2
Ordinary shares, shares issued																																																							13,755,975	12,973,172
Ordinary shares, shares outstanding																																																								2,162,186
Conversion of convertible notes	[2]																																																							932	690
Issuance shares as prepayment for potential acquisition	[2]																																																							13,587	5,333
Class A Ordinary Shares [Member] | DTI Group Limited [Member]
Equity [Line Items]
Split adjusted																															1,927
Ordinary shares, shares issued																															11,564
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Dollars)			$ 830,000,000
Divided shares			4,996,666,667
Ordinary shares, par value (in Dollars per share)			$ 48
Ordinary shares, shares issued			6
Unissued shares			6
Share capital			1
Additional ordinary shares			4,166,666,667
Class A Ordinary Shares [Member] | Annual General Meeting [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					8
Class A Ordinary Shares [Member] | Annual General Meeting [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 8
Additional shares					4,750,000,000
Class A Ordinary Shares [Member] | General Meeting [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 8
Class A Ordinary Shares [Member] | Post Reverse Stock [Member]
Equity [Line Items]
Split adjusted																																																							2,292,652	2,162,186
Class A Ordinary Shares [Member] | Shares Issued for Consulting Services [Member]
Equity [Line Items]
Split adjusted																																									1
Restricted share																																									2							2
Service term																																																2 years
Class A Ordinary Shares [Member] | Private Placement [Member]
Equity [Line Items]
Ordinary shares, shares issued											6,523,157
Share price of per share (in Dollars per share)											$ 6
Class A Ordinary Shares [Member] | ATM Offering [Member]
Equity [Line Items]
Offering amount (in Dollars)																																																					$ 30,000,000
Class A Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.00003
Additional ordinary shares			16,666,667
Class A Ordinary Shares [Member] | 2018 Stock Option Plan [Member]
Equity [Line Items]
Split adjusted																							2,162
Stock reserved for issuance																							12,973
Stock option excised																																														12
Class A Ordinary Shares [Member] | 2018 Stock Option Plan [Member] | Consultant [Member]
Equity [Line Items]
Sale of ordinary shares																																															5
Class A Ordinary Shares [Member] | Prior Registration Statement [Member] | 2018 Stock Option Plan [Member]
Equity [Line Items]
Split adjusted																							693
Additional ordinary shares																							4,161
Class A Ordinary Shares [Member] | Advisory [Member] | Shares Issued for Consulting Services [Member]
Equity [Line Items]
Split adjusted								10,504		700																													1															1,348
Shares issued																																																						8,085
Ordinary shares, shares issued																																							8
Restricted share								63,025		4,202
Class A Ordinary Shares [Member] | YA II PN, LTD. [Member] | Private Placement [Member]
Equity [Line Items]
Net proceeds (in Dollars)																																																							$ 101,639
Dividend [Member]
Equity [Line Items]
Dividend stock							778,739
Dividend stock shares split							129,789

[1]	Retroactively restated for one-for-six reverse split with effective date of February 10, 2025.
[2]	Retroactively restated for one-for-six reverse split with effective date of February 10, 2025.